Other Finance Gains and Losses, Net (Tables)	12 Months Ended
Dec. 31, 2017
Other Finance Gains and Losses, Net [abstract]
Schedule of Other Finance Gains and Losses, Net

Year ended December 31,	2017	2016
Foreign exchange contracts – fair market value adjustment on settled held for trading financial instruments	$–	$20
Revaluation of variable rate long-term debt – Export Development Canada	(256)	(45)
(Loss) gain from change in fair value of outstanding warrants (note 14)	(675)	760
Total	$(931)	$735